Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of amount due from related parties
Name of Related Party	Relationship	Nature	Repayment terms	December 31, 2021	December 31, 2020
Yongbao Insurance Agency Co., Ltd. and subsidiaries	Common shareholder	Inter-transaction	Repayment in demand	$1,173	$3,525
Wang Yaxian	Shareholder of the Company	Other receivables	Repayment in demand	-	-
Feng Weidong	CTO of the Company	Other receivables	Repayment in demand	52	-
Yongbao Information Technology Co., Ltd.	Related Company	Inter-transaction	Repayment in demand	4,705	-
Wu Xianlong	Director of a subsidiary	Account receivables & Other receivables	Repayment in demand	1,901	-
Kong Deyu	Senior management of the Company	Other receivables	Repayment in demand	-	160
Li Sing Leung	CFO of the Company	Other receivables	Repayment in demand	8	7
Wang Yilin	Director of China SOS	Other receivables	Repayment in demand	-	1
				$7,839	$3,693

Name of Related Party	Relationship	Nature	Repayment terms	December 31, 2021	December 31, 2020
Yongbao Insurance Agency Co., Ltd.	Common shareholder	Inter- transaction	Repayment in demand	$2,733	$1,831
Wang Yilin	Director of China SOS	Account payables	Repayment in demand	13	70
Wu Wenbin	Non-executive director	Account payables	Repayment in demand	15	-
Li Sing Leung	CFO of the Company	Other payables	Repayment in demand	8	-
Wang Yaxian	Shareholder of the Company	Other payables	Repayment in demand	5	5
Bian Jingxue	Senior management of the Company	Other payables	Repayment in demand	3	3
				$2,777	$1,909